INVENTORY (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Write-off of inventory	$ 26,031	$ 668,383
Inventory write-off	(26,031)	(197,729)
Cost of Goods Sold [Member]
Statements Line Items
Direct material costs recognized as expense	5,974,854	3,376,123	$ 4,642,761
Inventory write-off		470,654
General and Administrative Expenses [Member]
Statements Line Items
Inventory write-off	$ 26,031	$ 197,729